Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2014	Sep. 25, 2013	Sep. 24, 2014	Sep. 25, 2013	Dec. 25, 2013	Dec. 26, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,900,000	$ 2,600,000	$ 8,300,000	$ 7,600,000	$ 10,200,000	$ 9,500,000
Gross value of assets under capital leases	1,884,000		1,884,000		1,884,000	1,937,000
Accumulated depreciation of assets under capital leases	1,703,000		1,703,000		1,703,000	1,693,000
Capital expenditures	8,600,000		19,000,000		11,300,000
Capital expenditures for restaurant remodeling	2,200,000		7,600,000		9,000,000
Capital expenditures for new restaurants	5,000,000		8,100,000		2,300,000
Capital expenditures for other corporate capital requirements	$ 1,400,000		$ 3,300,000